Quarterly Financial and Common Stock Data (Unaudited) (Quarterly Financial and Common Stock Data) (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Condensed Financial Statements, Captions [Line Items]
Operating revenue	$ 3,361	$ 3,451	$ 3,088	$ 3,466	$ 3,210	$ 3,179	$ 2,813	$ 3,384	$ 13,366	[1]	$ 12,586	[1]	$ 11,737	[1]
Income from continuing operations	834	1,150	742	875	953	1,152	753	1,079	3,601		3,937		3,448
Net income including noncontrolling interests	662	883	478	526	1,333	696	417	674	2,549		3,120		2,212
Net income attributable to Dominion Energy	$ 641	$ 854	$ 449	$ 503	$ 1,312	$ 665	$ 390	$ 632	$ 2,447		$ 2,999		$ 2,123
Net income attributable to Dominion Energy - Basic	$ 0.97	$ 1.31	$ 0.69	$ 0.77	$ 2.04	$ 1.03	$ 0.62	$ 1.01	$ 3.74		$ 4.72		$ 3.44
Net income attributable to Dominion Energy - Diluted	0.97	1.30	0.69	0.77	2.04	1.03	0.62	1.01	3.74		4.72		3.44
Dividends declared per common share	$ 0.835	$ 0.835	$ 0.835	$ 0.835	$ 0.770	$ 0.770	$ 0.755	$ 0.755	$ 3.34		$ 3.035		$ 2.80
Virginia Electric and Power Company
Condensed Financial Statements, Captions [Line Items]
Operating revenue	$ 1,810	$ 2,232	$ 1,829	$ 1,748	$ 1,824	$ 2,154	$ 1,747	$ 1,831	$ 7,619	[2]	$ 7,556	[2]	$ 7,588	[2]
Income from continuing operations	418	756	533	364	619	847	613	653	2,071		2,732		2,350
Net income attributable to Dominion Energy	239	520	339	184	407	459	318	356	1,282		1,540		1,218
Dominion Energy Gas Holdings, LLC
Condensed Financial Statements, Captions [Line Items]
Operating revenue	566	533	508	389	405	351	363	404	1,996	[3]	1,523	[3]	1,374	[3]
Income from continuing operations	228	302	90	167	142	166	97	147	787		552		601
Net income including noncontrolling interests	72	242	129	213	412	151	109	156	656		829		578
Net income from continuing operations	182	209	84	157	365	115	73	113
Net income (loss) from discontinued operations	(110)	33	45	56	47	36	36	44
Net income attributable to Dominion Energy	$ 27	$ 191	$ 83	$ 180	$ 387	$ 119	$ 78	$ 119	$ 481		$ 703		$ 477

[1]	See Note 9 for amounts attributable to related parties.
[2]	See Note 24 for amounts attributable to affiliates.
[3]	See Note 24 for amounts attributable to related parties.